Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

The following transactions were carried out with related parties:

	March 31, 2015	September 30, 2014	September 30, 2013

Loan from related party - unsecured loan (a)	$512,723	$339,920	$-
Convertible loans (b)	184,166	366,816	-
Loan from related party	$696,889	$706,736	$-

(a) From time to time, the president and stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.

(b) See Note 6 for details of Convertible notes.